Pensions and other post-employment benefits - Country detail (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) plan item	Dec. 31, 2020 EUR (€) plan	Dec. 31, 2021 EUR (€)
Net defined benefit
Net defined benefit balance	€ 4,295		€ 4,332
Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(18,312)	€ (23,501)	(22,704)
Defined benefit pension assets
Net defined benefit
Net defined benefit balance	22,691	25,688	27,128
Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	€ (84)	€ (1,195)	(92)
United States.
Net defined benefit
Number of defined benefit plans | plan		2
Number of unions with continuing coverage | item	2
United States Pension benefits
Net defined benefit
Net defined benefit balance	€ 5,386		6,095
United States Pension benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(12,340)	€ (15,340)	(14,892)
United States Pension benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	17,726	19,869	20,987
United States Pension benefits | Impact of the asset ceiling
Net defined benefit
Net defined benefit balance		(1,125)
United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(978)		(1,256)
United States Post-retirement benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,615)	(2,039)	(2,015)
United States Post-retirement benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	€ 637	€ 459	759
Germany.
Net defined benefit
Number of defined benefit plans | plan	2
Net defined benefit balance	€ (778)		(1,335)
Germany. | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,957)		(2,630)
Germany. | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	1,179		1,295
United Kingdom
Net defined benefit
Net defined benefit balance	212		417
United Kingdom | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(730)		(1,235)
United Kingdom | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	942		1,652
Other Countries
Net defined benefit
Net defined benefit balance	453		411
Other Countries | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,670)		(1,932)
Other Countries | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	2,207		2,435
Other Countries | Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	€ (84)		€ (92)